Basis of presentation	12 Months Ended
Mar. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
1.	Basis of presentation:
Throughout these consolidated financial statements, the Company refers to the fiscal year ending March 30, 2024, as fiscal 2024, and the fiscal years ended March 25, 2023, and March 26, 2022, as fiscal 2023 and 2022, respectively. Our fiscal year ends on the last Saturday in March of each year.
These consolidated financial statements, which include the accounts of Birks Group for all periods presented for the fiscal years ended March 30, 2024, March 25, 2023, and March 26, 2022, are reported in accordance with accounting principles generally accepted in the U.S. These principles require management to make certain estimates and assumptions that affect amounts reported and disclosed in the financial statements and related notes.
The most significant estimates and judgments include the assessment of the going concern assumption, the valuation of inventories and, accounts receivable, deferred tax assets, and the recoverability of long-lived assets and right of use assets. Actual results could differ from these estimates. Periodically, the Company reviews all significant estimates and assumptions affecting the financial statements relative to current conditions and records the effect of any necessary adjustments. All significant intercompany accounts and transactions have been eliminated upon consolidation.
The consolidated financial statements are presented in Canadian dollars, the Company’s functional and reporting currency.
Future operations
These financial statements have been prepared on a going concern basis in accordance with generally accepted accounting principles in the U.S. The going concern basis of presentation assumes that the Company will continue its operations for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company funds its operations primarily through committed financing under its senior secured credit facility and its senior secured term loan described in Note 6. The senior secured credit facility along with the senior secured term loan are used to finance working capital, finance capital expenditures, provide liquidity to fund the Company’s day-to-day
operations and for other general corporate purposes.
The Company believes recent general economic conditions
and
business and retail climates, which includes rising inflation and interest rates as well as stock market volatility, could lead to a slow-down in certain segments of the global economy and affect customer behaviour and the amount of discretionary income spent by potential customers to purchase the Company’s products. If global economic and financial market conditions persist or worsen, the Company’s sales may decrease, and the Company’s financial condition and results of operations may be adversely affected.
The Company continues to and expects to continue to operate through its senior secured credit facility and senior secured term loan
.
For
fiscal 2024, the Company recorded a net loss of $4.6 million. The Company recorded
a
net loss of $7.4 million in fiscal 2023, and a net income of $1.3 million in
fiscal 2022. The Company used net cash flows from operations of $0.2 million in fiscal 2024, used net cash flows from operations of $6.9 million in fiscal 2023 and had net cash provided by operating activities of $18.6 million in fiscal 2022. The Company had a negative working capital (defined as current assets less current liabilities) as at March 30, 2024 and March 25, 2023
.
On
December 24, 2021, the Company entered into an amended and restated senior secured revolving credit facility (“Amended Credit Facility”) with Wells Fargo Capital Finance Corporation Canada and an amended and restated senior secured term loan (“Amended Term Loan”) with Crystal Financial LLC (dba SLR Credit Solutions
) (“SLR”).
 The Amended Credit Facility and Amended Term Loan extended the maturity date of the Company’s pre-existing
loans from October 2022 to December 2026.
On August 24, 2021, the Company entered into a 10
-
year loan agreement with Investissement Québec, the sovereign fund of the province of Québec, for an amount of up to $4.3 million to be used specifically to finance the digital transformation of the Company through the implementation of an omni-channel e-commerce platform and enterprise resource planning system. As of March 30, 2024, the Company has $
4.2
 million
outstanding on the loan. The term loan with Investissement Québec requires the Company on an annual basis to have a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least 1.01 at the end of the Company’s fiscal year. The working capital ratio of 1.01 may be lower in any given year if a tolerance letter accepting a lower working capital ratio is received from Investissement Québec. During fiscal 2024, the Company received a tolerance letter from Investissement Québec that allowed the Company, as at March 30, 2024 to tolerate a working capital ratio of

0.97
.
As at March 30, 2024, the working capital ratio was 0.96. On Ju ly
3
, 2024, the Company obtained a waiver from Investissement Québec with respect to the requirement to meet the working capital ratio at March 30, 2024.
 Furthermore, on July
12
, 2024, the Company received a tolerance letter from Investissement Québec that allows the Company, as at March 29, 2025, to tolerate a working capital ratio of 0.90
.

On
July 8, 2020, the Company secured a six-year term loan with Investissement Québec, in the amount of $10.0 million, as amended. The secured term loan was used to fund the working capital needs of the Company, of which $4.9 million is outstanding at March 30, 2024. The term loan with Investissement Québec requires the Company on an annual basis to have a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least 1.01
.
The working capital ratio of 1.01 may be lower in any given year if a tolerance letter accepting a lower working capital ratio is received from Investissement Québec.
During fiscal 2024, the Company received a tolerance letter from Investissement Québec that allowed the Company, as at March 30, 2024 to tolerate a working capital ratio of 0.97.
As at March 30, 2024, the working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) was 0.96
. On Ju
ly
3
, 2024
, the Company obtained a waiver from Investissement Québec with respect to the requirement to meet the working capital ratio at March 30, 2024.

Furthermore, on July
12
, 2024, the Company received a tolerance letter from Investissement Québec that allows the Company, as at March 29, 2025, to tolerate a working capital ratio of 0.90.
There is no assurance the Company will meet its covenant at March 29, 2025 or for future years, or that if not met, waivers would be available. If a waiver is not obtained, cross defaults with our Amended Credit Facility and our Amended Term Loan would arise.
On July 15, 2024, the Company obtained a support letter from one if its shareholders, Mangrove Holding S.A., providing financial support in an amount of up to $3.75 million, of which
 $1.0
million would be available after January 1, 2025. These amounts can be borrowed, if needed, when deemed necessary by the Company, upon approval by the Company’s Board of Directors, until at least
 July 31, 2025
,
to
assist the Company in satisfying its obligations and debt service requirements as they come due in the normal course of operations, or in meeting its financial covenant requirements of maintaining minimum excess availability levels of $8.5 million
at all times as required by its Amended Credit Facility and Amended Term Loan. Amounts drawn under this support letter will bear interest at an annual rate of 15%. However, there will be no interest or principal repayments prior to July 31, 2025.

The Company’s ability to meet its cash flow requirements in order to fund its operations is dependent upon its ability to attain profitable operations, adhere to the terms of its committed financings, obtain favorable payment terms from suppliers as well as to maintain specified excess availability levels under its Amended Credit Facility and its Amended Term Loan. In addition to the covenant under both its Amended Credit Facility and its Amended Term Loan to adhere to a daily minimum excess availability of
not less than
$8.5
million at all times, except that the Company will not be in breach of this covenant if excess availability falls below $8.5 million for not more than two consecutive business days once during any fiscal month, other loans have a covenant to adhere to a working capital ratio of 1.01 at the end of each fiscal year. In the event that excess availability falls below the minimum requirement, this would be considered an event of default under the Amended Credit Facility and under the Amended Term Loan, that would result in the outstanding balances borrowed under the Company’s Amended Credit facility and its Amended Term Loan becoming due immediately, which would also result in cross defaults on the Company’s other borrowings. Similarly, both the Company’s Amended Credit Facility and its Amended Term Loan are subject to cross default provisions with all other loans pursuant to which the Company is in default of any other loan, the Company will immediately be in default of both the Amended Credit Facility and the Amended Term Loan. The Company met its excess availability requirements as of and throughout the fiscal year ended March 30, 2024 and as of the date these financial statements were authorized for issuance. In addition, the Company expects to have excess availability of at least $8.5 million for at least the next twelve months from the date of issuance of these financial statements.
The Company’s ability to make scheduled payments of principal, or to pay the interest, or to fund planned capital expenditures and store operations will also depend on its ability to maintain adequate levels of available borrowing, obtain favorable payment terms from suppliers and its future performance, which to a certain extent, is subject to general economic, financial, competitive, legislative and regulatory factors, as well as other events that are beyond the Company’s control.
The Company continues to be actively engaged in identifying alternative sources of financing that may include raising additional funds through public or private equity, the disposal of assets, and debt financing, including funding from government sources. The incurrence of additional indebtedness would result in increased debt service obligations and could result in operating and financing covenants that could restrict the Company’s operations. Financing may be unavailable in amounts or on terms acceptable to the Company if at all, which may have a material adverse impact on its business, including its ability to continue as a going concern.
The Company’s lenders under its Amended Credit Facility and its Amended Term Loan may impose, at any time, discretionary reserves, which would lower the level of borrowing availability under the Company’s credit facilities (customary for asset-based loans), at their reasonable discretion, to: (i) ensure that the Company maintains adequate liquidity for the operation of its business, (ii) cover any deterioration in the amount of value of the collateral, and (iii) reflect impediments to the lenders to realize upon the collateral. There is no limit to the amount of discretionary reserves that the Company’s lenders may impose at their reasonable discretion. No discretionary reserves were imposed during fiscal 2024, fiscal 2023 and fiscal 2022 by the Company’s lenders.
Certain adverse conditions and events outlined above require consideration of management’s plans, which management believes mitigate the effect of such conditions and events. Management plans include continuing to manage liquidity actively which allows for adherence to excess availability requirements, and cost reductions, which include reducing future purchases, reducing
marketing and general operating expenses, postponement of certain capital expenditures and obtaining favorable payment terms from suppliers. Notwithstanding, the Company believes that it will be able to adequately fund its operations and meet its cash flow requirements for at least the next twelve months from the date of issuance of these financial statements.